STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7%
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	825,000	[b,c]	788,087
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	840,000	[c]	877,120
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	734,000	[b,c]	710,073
					2,375,280
Aerospace & Defense - 2.6%
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	665,000	[b,c]	676,596
Bombardier, Inc., Sr. Unscd. Notes		7.88	4/15/2027	670,000	[c]	670,751
Spirit AeroSystems, Inc., Sr. Scd. Notes		9.75	11/15/2030	616,000	[b,c]	662,954
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	1,003,000	[b]	938,647
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	500,000	[b]	490,281
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	478,000	[b,c]	489,631
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	870,000	[b,c]	896,670
TransDigm, Inc., Sr. Scd. Notes		7.13	12/1/2031	220,000	[c]	230,816
					5,056,346
Airlines - .5%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	1,078,121	[c]	1,052,146
Automobiles & Components - 3.6%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes		8.50	5/15/2027	890,000	[c]	894,771
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes		6.75	5/15/2028	1,283,000	[b,c]	1,309,738
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		4.00	11/13/2030	1,620,000	[b]	1,454,809
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		7.35	3/6/2030	730,000	[b]	784,822
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	1,450,000	[b,c,d]	1,414,329
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	812,000	[c]	700,956
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	675,000	[c]	585,049
					7,144,474
Banks - .9%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	906,000	[b,e]	804,369

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Banks - .9% (continued)
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF		5.00	8/1/2024	930,000	[b,e]	913,623
					1,717,992
Building Materials - 3.6%
Builders FirstSource, Inc., Gtd. Notes		4.25	2/1/2032	931,000	[b,c]	841,145
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	2,021,000	[b,c]	2,053,991
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,091,000	[b,c]	1,092,364
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	1,378,000	[b,c]	1,409,170
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	740,000	[c]	599,354
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	497,000	[b,c]	478,800
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes		7.25	1/15/2031	571,000	[c]	602,022
					7,076,846
Chemicals - 3.8%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,396,000	[b,c,d]	1,186,516
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	950,000	[c]	1,086,696
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	503,000	[c]	483,062
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	1,912,000	[b,c]	1,866,937
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	365,000	[c]	433,138
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,430,000	[b,c]	1,519,579
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	880,000	[b,c]	775,374
					7,351,302
Collateralized Loan Obligations Debt - 5.4%
Bain Capital Credit Ltd. CLO, Ser. 2022-5A, Cl. E, (3 Month TSFR +7.60%)		13.00	7/24/2034	1,500,000	[c,f]	1,514,712
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, (3 Month TSFR +6.87%)		12.27	1/25/2035	1,000,000	[c,f]	845,567
Chenango Park Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +6.06%)		11.46	4/15/2030	1,000,000	[c,f]	893,463
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.81	10/20/2034	2,375,000	[c,f]	2,320,933
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.70	10/17/2034	1,150,000	[c,f]	1,029,950

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Collateralized Loan Obligations Debt - 5.4% (continued)
Octagon Investment Partners 33 Ltd. CLO, Ser. 2017-1A, Cl. D, (3 Month TSFR +6.56%)		11.98	1/20/2031	1,525,000	[c,f]	1,369,997
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month TSFR +6.86%)		12.26	7/15/2036	2,000,000	[c,f]	1,748,986
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, (3 Month TSFR +6.31%)		11.71	4/17/2031	1,000,000	[c,f]	878,939
					10,602,547
Commercial & Professional Services - 6.7%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	496,000	[b,c]	477,625
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	330,000	[c]	327,274
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	550,000	[c]	547,629
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	520,000	[c]	560,495
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	1,034,000	[b,c]	1,032,873
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes		8.00	2/15/2031	2,008,000	[c]	2,006,965
GTCR W-2 Merger Sub LLC, Sr. Scd. Notes		7.50	1/15/2031	863,000	[b,c]	912,512
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Sr. Scd. Bonds	GBP	8.50	1/15/2031	253,000	[c]	349,656
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	1,240,000	[c]	1,427,002
Neptune BidCo US, Inc., Sr. Scd. Notes		9.29	4/15/2029	529,000	[b,c]	493,725
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	1,429,000	[b,c]	1,421,782
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes		3.38	8/31/2027	285,000	[c]	264,429
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000		884,155
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,325,495
					13,031,617
Consumer Discretionary - 12.1%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	1,698,000	[b,c]	1,736,205

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Consumer Discretionary - 12.1% (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes	4.63	4/1/2030	640,000	[b,c]	574,439
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	790,000	[c]	810,589
Carnival Corp., Gtd. Notes	6.00	5/1/2029	2,468,000	[b,c]	2,376,611
Carnival Corp., Gtd. Notes	7.63	3/1/2026	1,178,000	[b,c]	1,200,036
Carnival Corp., Sr. Scd. Notes	7.00	8/15/2029	302,000	[b,c]	315,513
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	564,000	[b,c]	614,305
CCM Merger, Inc., Sr. Unscd. Notes	6.38	5/1/2026	1,100,000	[b,c]	1,075,036
Churchill Downs, Inc., Gtd. Notes	4.75	1/15/2028	440,000	[b,c]	421,969
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes	8.00	2/1/2028	1,389,000	[b,c]	1,376,728
Everi Holdings, Inc., Gtd. Notes	5.00	7/15/2029	1,111,000	[b,c]	1,009,850
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.00	5/1/2031	930,000	[b,c]	852,810
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	1,105,000	[b,c]	1,082,705
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	1,560,000	[b,c]	1,525,450
NCL Corp. Ltd., Sr. Scd. Notes	5.88	2/15/2027	556,000	[b,c]	551,548
NCL Corp. Ltd., Sr. Scd. Notes	8.13	1/15/2029	478,000	[c]	499,669
Ontario Gaming GTA LP, Sr. Scd. Notes	8.00	8/1/2030	700,000	[b,c]	722,379
Royal Caribbean Cruises Ltd., Gtd. Notes	7.25	1/15/2030	546,000	[c]	570,573
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	4.25	7/1/2026	262,000	[c]	253,223
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.50	8/31/2026	2,182,000	[b,c]	2,161,867
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes	6.63	3/1/2030	537,000	[b,c]	508,332
Taylor Morrison Communities, Inc., Sr. Unscd. Notes	5.13	8/1/2030	538,000	[c]	521,040
Verde Purchaser LLC, Sr. Scd. Notes	10.50	11/30/2030	777,000	[c]	783,915
Viking Cruises Ltd., Sr. Unscd. Notes	9.13	7/15/2031	761,000	[b,c]	811,444
Windsor Holdings III LLC, Sr. Scd. Notes	8.50	6/15/2030	1,172,000	[b,c]	1,226,238
				23,582,474
Consumer Staples - .4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes	5.00	12/31/2026	720,000	[b,c]	702,659

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Diversified Financials - 5.2%
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	1,570,000	[c]	1,719,668
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[c]	897,520
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,215,000	[c]	1,070,746
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	1,190,000	[c]	1,232,415
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	1,430,000	[b,c]	1,399,374
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	805,000	[b]	777,948
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	466,000		480,099
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	1,047,000	[b,c]	1,035,873
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	917,000	[c]	945,245
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	718,000	[b,c]	704,455
					10,263,343
Electronic Components - .5%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	980,000	[b,c]	974,690
Energy - 13.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	1,867,000	[b,c]	1,878,239
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	1,340,000	[b,c]	1,330,435
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	835,000	[b,c]	801,308
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	1,430,000	[b,c]	1,422,700
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	1,081,000	[b,c]	1,060,513
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	1,610,000	[b,c]	1,474,393
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	490,000	[b,c]	465,015
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	2,340,000	[b,e]	1,962,651
EnLink Midstream LLC, Gtd. Notes		6.50	9/1/2030	1,166,000	[b,c]	1,191,781
EQM Midstream Partners LP, Sr. Unscd. Notes		4.00	8/1/2024	660,000	[b]	654,187
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	969,000	[b]	960,726
Moss Creek Resources Holdings, Inc., Gtd. Notes		7.50	1/15/2026	1,090,000	[b,c]	1,088,770
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	570,000	[b,c]	565,908
Noble Finance II LLC, Gtd. Notes		8.00	4/15/2030	640,000	[b,c]	666,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Energy - 13.2% (continued)
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	1,050,000	[b,c]	1,064,217
Northriver Midstream Finance LP, Sr. Scd. Notes		5.63	2/15/2026	1,050,000	[b,c]	1,019,088
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	1,409,000	[b,c]	1,333,553
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	1,396,000	[b,c]	1,279,141
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	1,307,000	[b,c]	1,355,437
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	1,301,000	[b,c]	1,104,091
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	600,000	[b,c]	529,372
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	246,000	[c]	244,994
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	2,267,000	[b,c]	2,291,499
					25,744,513
Environmental Control - .7%
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	211,000	[b,c]	184,600
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	286,000		244,054
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	224,000	[c]	203,871
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	828,000	[b,c]	797,886
					1,430,411
Food Products - 2.2%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	240,000	[c]	273,795
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	1,064,000	[b]	900,905
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,350,000	[c]	1,243,212
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	760,000	[c]	733,106
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	1,044,000	[b,c]	1,075,957
					4,226,975
Health Care - 8.0%
Bausch & Lomb Escrow Corp., Sr. Scd. Notes		8.38	10/1/2028	782,000	[b,c]	825,941
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	965,000	[b,c]	703,948
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	860,000	[b,c]	814,130
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	1,313,000	[b,c]	1,099,935
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	1,590,000	[b,c]	1,479,404
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	203,000	[c]	202,506

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Health Care - 8.0% (continued)
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	710,000	[c]	856,557
Encompass Health Corp., Gtd. Notes		4.63	4/1/2031	760,000		700,236
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	667,000	[b,c]	620,149
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	1,090,000	[b,c]	1,015,989
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	1,873,000	[b,c]	1,895,178
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	437,000	[c]	395,640
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	414,000	[c]	390,781
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	1,503,000	[b,c]	1,360,168
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		4.13	4/30/2028	630,000	[b,c]	580,477
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	1,100,000	[b]	1,025,297
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	720,000		687,556
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	890,000	[b,c]	910,737
					15,564,629
Industrial - 2.3%
Artera Services LLC, Sr. Scd. Notes		9.03	12/4/2025	624,955	[b,c]	591,786
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	1,520,000	[b,c]	1,590,675
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	554,000	[b,c]	514,721
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	842,000	[b,c,d]	840,415
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	1,000,000	[b,c]	983,037
					4,520,634
Information Technology - 3.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	2,777,000	[b,c]	2,522,939
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	1,090,000	[b,c]	1,112,447
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	988,000	[b,c]	941,812
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	1,227,000	[b,c]	1,127,989
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	970,000	[b,c]	956,767
					6,661,954
Insurance - 2.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	1,530,000	[b,c]	1,383,068
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	1,360,000	[c]	1,357,774
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	925,000	[b,c]	946,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Insurance - 2.4% (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes		6.75	10/15/2027	1,100,000	[c]	1,097,250
					4,784,973
Internet Software & Services - 1.5%
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	820,000	[b,c]	824,867
Go Daddy Operating Co., LLC/GD Finance Co., Inc., Gtd. Notes		5.25	12/1/2027	1,210,000	[c]	1,186,796
Uber Technologies, Inc., Gtd. Notes		4.50	8/15/2029	990,000	[b,c]	946,283
					2,957,946
Materials - 5.9%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	792,160	[b,c,d]	370,957
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	1,633,000	[b,c]	1,524,531
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	840,000	[c]	826,799
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,117,000	[c]	1,022,297
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	970,000	[b,c]	944,323
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	605,000	[b,c]	611,806
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	1,048,000	[b,c]	1,006,264
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	333,000	[c]	327,219
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	1,456,000	[b,c]	1,483,054
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	1,130,000	[b,c]	1,057,256
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	1,100,000	[b,c]	1,064,910
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	1,358,000	[b,c]	1,333,765
					11,573,181
Media - 11.3%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	1,045,000	[b,c]	928,737
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	510,000	[c]	415,123
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	1,056,000	[b]	905,826
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	2/1/2032	1,290,000	[b,c]	1,139,199
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.00	2/1/2028	1,290,000	[b,c]	1,235,256
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	385,000	[b,c]	372,216
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		7.38	3/1/2031	780,000	[b,c]	801,051

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Media - 11.3% (continued)
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	1,321,000	[b,c]	1,168,125
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	625,000	[b,c]	578,104
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	661,000	[c]	681,534
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	1,380,000	[b]	1,351,905
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	430,000	[b,c]	268,122
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	890,000	[b,c]	836,953
DISH DBS Corp., Gtd. Notes		7.75	7/1/2026	984,000	[b]	686,379
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	2,468,000	[b,c]	2,578,250
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	290,000	[c]	282,356
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	710,000	[b,c]	675,533
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	1,000,000	[b]	853,543
Nexstar Media, Inc., Gtd. Notes		4.75	11/1/2028	1,190,000	[c]	1,097,519
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	1,019,000	[c]	906,263
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,503,019	[c,d]	1,656,676
TEGNA, Inc., Gtd. Notes		4.75	3/15/2026	960,000	[c]	934,512
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	630,000	[b,c]	556,235
Virgin Media Secured Finance PLC, Sr. Scd. Notes		5.50	5/15/2029	667,000	[c]	645,234
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	559,000	[b,c]	468,190
					22,022,841
Metals & Mining - 2.5%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	900,000	[b,c]	940,149
Cleveland-Cliffs, Inc., Gtd. Notes		6.75	4/15/2030	528,000	[b,c]	536,094
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes		6.13	4/15/2032	690,000	[b,c]	695,930
Novelis Corp., Gtd. Notes		3.25	11/15/2026	1,220,000	[c]	1,149,318
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	1,658,000	[b,c]	1,575,728
					4,897,219
Real Estate - 3.8%
Greystar Real Estate Partners LLC, Sr. Scd. Notes		7.75	9/1/2030	800,000	[b,c]	839,080
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	1,644,000	[b,c]	1,623,260
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	870,000	[c]	806,265
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	2,067,000	[b,c]	2,036,966
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	1,530,000	[b,c]	1,376,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Real Estate - 3.8% (continued)
Service Properties Trust, Sr. Unscd. Notes		4.50	3/15/2025	680,000		664,707
					7,346,747
Retailing - 6.0%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	1,422,000	[b,c]	1,344,427
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	450,000	[b]	448,090
Beacon Roofing Supply, Inc., Gtd. Notes		4.13	5/15/2029	641,000	[c]	585,038
Beacon Roofing Supply, Inc., Sr. Scd. Notes		4.50	11/15/2026	690,000	[c]	672,879
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	940,000	[b,c]	853,760
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	635,000	[b,c]	571,602
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	1,610,000	[b,c]	1,567,573
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes		4.75	2/15/2028	720,000	[b,c]	679,337
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	1,119,000	[b,c]	1,044,661
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	1,190,000	[c]	1,108,178
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	310,000	[c]	226,194
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	1,531,000	[b,c]	1,483,940
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	310,000	[c,d]	308,966
Yum! Brands, Inc., Sr. Unscd. Notes		4.75	1/15/2030	820,000	[b,c]	795,732
					11,690,377
Semiconductors & Semiconductor Equipment - .7%
Entegris Escrow Corp., Gtd. Notes		5.95	6/15/2030	1,360,000	[b,c]	1,353,340
Technology Hardware & Equipment - 1.3%
McAfee Corp., Sr. Unscd. Notes		7.38	2/15/2030	1,260,000	[b,c]	1,152,379
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	1,354,000	[b]	1,329,233
					2,481,612
Telecommunication Services - 6.4%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,365,000	[c]	869,828
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	1,513,000	[c]	981,391
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	1,965,000	[b,c]	1,619,877
Altice France SA, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,204,052
C&W Senior Financing DAC, Sr. Unscd. Notes		6.88	9/15/2027	883,000	[b,c]	823,565
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	560,000	[c]	501,339

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 124.7% (continued)
Telecommunication Services - 6.4% (continued)
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.88	10/15/2027	458,000	[c]	442,854
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	1,710,000	[b,c]	1,760,460
Iliad Holding SASU, Sr. Scd. Notes	6.50	10/15/2026	1,669,000	[b,c]	1,666,928
Lumen Technologies, Inc., Sr. Scd. Notes	4.00	2/15/2027	1,031,000	[c]	666,346
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	690,000		703,501
Telesat Canada/Telesat LLC, Sr. Scd. Notes	5.63	12/6/2026	997,000	[b,c]	612,373
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	869,000	[b,c]	697,629
				12,550,143
Utilities - 6.6%
Calpine Corp., Sr. Scd. Notes	4.50	2/15/2028	435,000	[c]	414,022
Calpine Corp., Sr. Unscd. Notes	4.63	2/1/2029	1,695,000	[b,c]	1,576,005
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	755,000	[b,c]	693,109
Clearway Energy Operating LLC, Gtd. Notes	3.75	1/15/2032	850,000	[b,c]	741,502
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	827,000	[b,c]	788,028
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	727,000	[c]	761,556
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	650,000	[b,c]	557,196
NRG Energy, Inc., Gtd. Notes	5.25	6/15/2029	610,000	[b,c]	591,405
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	1,090,000	[b,c,e]	1,135,868
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	1,077,000	[b]	1,048,574
Pike Corp., Gtd. Notes	5.50	9/1/2028	705,000	[b,c]	672,507
Pike Corp., Sr. Unscd. Notes	8.63	1/31/2031	218,000	[c]	229,356
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	1,865,000	[c]	1,892,421
Vistra Corp., Jr. Sub. Bonds	7.00	12/15/2026	501,000	[b,c,e]	494,171
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	403,000	[c]	376,651
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	930,000	[c]	966,585
				12,938,956
Total Bonds and Notes (cost $239,063,310)			243,678,167

Floating Rate Loan Interests - 12.6%
Advertising - .1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1-3 Month TSFR +3.76%)	9.12	8/21/2026	253,415	[f]	251,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.6% (continued)
Automobiles & Components - .6%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.43%)	10.88	3/30/2027	794,321	[f]	789,857
First Brands Group LLC, First Lien 2021 Term Loan, (6 Month TSFR +5.43%)	10.88	3/30/2027	269,308	[f]	267,625
				1,057,482
Chemicals - .4%
Nouryon USA LLC, Extended Dollar Term Loan, (3 Month TSFR +4.10%)	9.47	4/3/2028	401,548	[f]	403,618
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (1 Month TSFR +4.11%)	9.47	3/16/2027	388,595	[f]	389,718
				793,336
Commercial & Professional Services - 1.3%
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)	11.61	3/6/2028	1,195,919	[f]	1,172,748
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.51	4/11/2029	874,150	[f]	800,818
Prometric Holdings, Inc., First Lien Term Loan, (1 Month TSFR +5.36%)	10.72	1/29/2025	624,367	[f]	624,858
				2,598,424
Consumer Discretionary - 1.3%
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)	8.93	10/2/2028	922,646	[f]	876,957
ECL Entertainment LLC, Facility Term Loan B, (1 Month TSFR +4.75%)	10.11	9/2/2030	563,920	[f]	566,175
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.25%)	9.72	4/26/2028	752,143	[f]	741,801
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)	9.72	4/26/2028	417,857	[f]	412,112
				2,597,045
Consumer Staples - .4%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)	8.88	2/26/2029	666,938	[f]	665,604
Diversified Financials - 1.0%
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)	12.46	6/15/2026	430,000	[f]	425,700
Edelman Financial Center, Term Loan B, (1 Month TSFR +6.86%)	12.22	7/20/2026	270,000	[f]	270,506

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.6% (continued)
Diversified Financials - 1.0% (continued)
Nexus Buyer LLC, Initial Term Loan, (1 Month TSFR +3.85%)	9.21	11/9/2026	668,260	[f]	662,870
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)	8.96	5/30/2025	700,000	[f]	657,563
				2,016,639
Energy - .6%
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)	11.39	6/21/2026	1,150,747	[f]	1,153,918
Food Products - .5%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)	10.35	10/2/2030	1,120,000	[f]	1,049,720
Industrial - .5%
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.35%)	8.70	3/6/2025	129,314	[f]	122,086
Revere Power LLC, Term Loan B, (1 Month TSFR +4.25%)	9.71	3/30/2026	775,925	[f]	688,245
Revere Power LLC, Term Loan C, (1 Month TSFR +4.25%)	9.71	3/30/2026	67,952	[f]	60,274
				870,605
Information Technology - .9%
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.78	2/1/2029	1,091,847	[f]	839,510
RealPage, Inc., Second Lien Initial Term Loan, (1 Month TSFR +6.50%)	11.86	4/23/2029	410,000	[f]	410,943
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)	10.76	5/3/2027	530,000	[f]	532,035
				1,782,488
Insurance - 1.3%
Amynta Agency Borrower, 2023 Refinancing Term Loan, (3 Month TSFR +5.10%)	10.44	2/28/2028	807,975	[f]	809,995
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.72	2/3/2028	770,000	[f]	735,989
Asurion LLC, Term Loan B-4, (1 Month TSFR +5.36%)	10.72	1/20/2029	1,097,772	[f]	1,038,679
				2,584,663
Internet Software & Services - 1.6%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.61	5/3/2028	1,084,550	[f]	1,068,282

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.6% (continued)
Internet Software & Services - 1.6% (continued)
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)	11.61	2/23/2029	570,000	[f]	535,290
Pug LLC, Term Loan B-2, (1 Month TSFR +4.36%)	9.71	2/16/2027	817,908	[f]	813,819
Weddingwire, Inc., Term Loan, (3 Month TSFR +4.50%)	9.89	1/31/2028	788,025	[f]	788,025
				3,205,416
Technology Hardware & Equipment - .7%
McAfee Corp., Term Loan B, (1 Month TSFR +3.85%)	9.19	3/1/2029	1,374,534	[f]	1,372,534
Telecommunication Services - .7%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.35	12/17/2027	1,267,402	[f]	1,265,589
Utilities - .7%
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)	9.22	10/2/2025	1,429,715	[f]	1,409,270
Total Floating Rate Loan Interests (cost $24,144,134)			24,673,982
Description			Shares		Value ($)
Common Stocks - .0%
Media - .0%
Altice USA, Inc., Cl. A (cost $163,083)			8,400	[g]	27,300
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,491,762)	5.43		4,491,762	[h]	4,491,762
Total Investments (cost $267,862,289)			139.6%	272,871,211
Liabilities, Less Cash and Receivables			(39.6%)	(77,345,484)
Net Assets			100.0%	195,525,727

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $221,022,044 or 113.04% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Euro	1,500,000	United States Dollar	1,632,958	1/11/2024	23,836
United States Dollar	14,446,646	Euro	13,205,000	1/11/2024	(138,663)
United States Dollar	5,127,826	British Pound	4,090,000	1/11/2024	(85,876)
Goldman Sachs & Co. LLC
United States Dollar	76,272	British Pound	60,000	1/11/2024	(213)
Euro	845,000	United States Dollar	921,700	1/11/2024	11,627
United States Dollar	519,351	Euro	480,000	1/11/2024	(10,823)
Gross Unrealized Appreciation					35,463
Gross Unrealized Depreciation					(235,575)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2023 (Unaudited)

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	10,602,547	-	10,602,547
Corporate Bonds	-	233,075,620	-	233,075,620
Equity Securities - Common Stocks	27,300	-	-	27,300
Floating Rate Loan Interests	-	24,673,982	-	24,673,982
Investment Companies	4,491,762	-	-	4,491,762
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	35,463	-	35,463
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(235,575)	-	(235,575)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2023, accumulated net unrealized appreciation on investments was $4,808,810, consisting of $8,955,890 gross unrealized appreciation and $4,147,080 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.